Property, plants and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property plants and equipment net

	December 31, 2024	December 31, 2025	December 31, 2025
	HK$’000	HK$’000	US$’000
Machinery & equipment	2,845	3,041	390
Electronic equipment	56	59	8
Office equipment	2,394	2,493	320
Computer software	106	111	14
Motor vehicles	2,459	2,083	267
Total cost	7,860	7,787	999
Less: Accumulated depreciation	(6,742)	(6,977)	(895)
Net book value	1,118	810	104